Debt (Tables)	9 Months Ended
Sep. 30, 2022
Debt Disclosure [Abstract]
Schedule of debt
As of December 31, 2021 and 2020, the Company’s debt consisted of the following (in thousands):

	2021	2020
2016 WTI Loan	$—	$570
PPP Loan	—	3,065
Total debt, net	—	3,635
Less amount due within one year	—	570
Debt due after one year, net	$—	$3,065